Segment Information - Operating Financial Information of Four Reportable Segments (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	$ 81,083,384	$ 123,538,112	$ 100,954,504
Interest income	1,504,166	95,477	536,187
Segment profit (loss)	(1,963,301)	1,410,677	(4,012,971)
Total assets	108,225,843	109,040,009
Home Appliances [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers		53,885,407	43,485,638
Capital expenditure		240,763	217,028
Interest expense		(2,403)
Depreciation and amortization		1,522,962	1,599,996
Segment profit (loss)	725,773	1,374,342	(1,775,879)
Total assets	34	313,033	22,234,345
Electronic Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	65,188,724	54,431,519	42,621,597
Capital expenditure	6,484,577	226,277	807,077
Interest expense	(109,749)	(104,517)	(268,219)
Depreciation and amortization	554,337	594,746	557,353
Segment profit (loss)	3,687,547	2,885,762	1,400,572
Total assets	29,618,065	34,554,319	23,809,159
EMS [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	14,256,314	14,439,926	14,742,075
Capital expenditure	767,186	273,926	3,598,918
Interest expense			(2,604)
Depreciation and amortization	1,336,208	1,268,736	971,836
Segment profit (loss)	(3,314,836)	221,655	(695,296)
Total assets	16,203,482	11,614,176	15,066,413
Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	1,638,346	781,260	105,194
Capital expenditure	358,813	73,281	40,345
Interest expense		321
Depreciation and amortization	223,915	76,809	62,690
Segment profit (loss)	(1,182,894)	(640,020)	(960,777)
Total assets	1,114,654	739,106	703,412
Corporate [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Capital expenditure	3,055
Interest income	839,557	377,074	498,837
Interest expense	774,358	(177,401)	308,173
Depreciation and amortization	1,328,267	98,577	140,261
Segment profit (loss)	(1,878,891)	(2,431,062)	(1,981,591)
Total assets	61,289,608	61,819,375	58,122,805
Combined [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from external customers	81,083,384	123,538,112	100,954,504
Capital expenditure	7,613,631	814,247	4,663,368
Interest income	839,557	377,074	498,837
Interest expense	664,609	(284,000)	37,350
Depreciation and amortization	3,442,727	3,561,830	3,332,136
Segment profit (loss)	(1,963,301)	1,410,677	(4,012,971)
Total assets	$ 108,225,843	$ 109,040,009	$ 119,936,134